Document and Entity Information	Nov. 07, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	ORION ENERGY SYSTEMS, INC.
Entity Central Index Key	0001409375
Entity Incorporation, State or Country Code	WI
Entity File Number	01-33887
Entity Tax Identification Number	39-1847269
Entity Address, Address Line One	2210 Woodland Drive
Entity Address, City or Town	Manitowoc
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54220
City Area Code	920
Local Phone Number	892-9340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	Common stock, no par value
Trading Symbol	OESX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false